INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Gross carrying amount
Trade names	61,202	51,563
Student populations	38,380	38,380
Software	87,086	88,670
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	261,238	253,183
Less: Accumulated amortization
Trade names	-	-
Student populations	(35,236)	(36,244)
Software	(82,016)	(87,145)
Customer relationships	(2,077)	(3,002)
Cooperative agreements	(2,529)	(2,537)
Favorable leases	(16,913)	(20,028)
Non-compete agreements	(310)	(833)
	(139,081)	(149,789)
Intangible assets, net
Trade names	61,202	51,563
Student populations	3,144	2,136
Software	5,070	1,525
Customer relationships	3,193	2,268
Cooperative agreements	2,701	2,693
Favorable leases	46,324	43,209
Non-compete agreements	523	-
	122,157	103,394

There was no impairment loss for the year ended December 31, 2013. For the year ended December 31, 2014, the Group recorded an impairment loss of RMB 30,167 including RMB 26,028 for trade names, and RMB 4,139 of software, which was related to Zhenjiang School due to the taken and using of intangible assets by a third party.

For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 9,639 for trade names of a few entities of Tutoring and Career Enhancement segments, which were not fully recovered from continued ramifications of negative events in the year of 2015.

Amortization expenses for intangible assets of continuing operations amounted to RMB 22,586 , RMB 16,818 and RMB 10,707 for the years ended December 31, 2013, 2014 and 2015, respectively, of which RMB 5,581, RMB 3,118 and RMB 3,061 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2016	5,989
2017	4,429
2018	4,288
2019	4,203
2020	3,465
Thereafter	29,457
Total	51,831